Description of Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended
	Dec. 28, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Jun. 30, 2013 Options And Warrants [Member]	Jun. 30, 2012 Options And Warrants [Member]	Jun. 30, 2013 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Jun. 30, 2013 Furniture and fixtures [Member]	Dec. 31, 2012 Furniture and fixtures [Member]	Dec. 28, 2012 Actinium [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of ownership interest to be acquired by company																		100.00%
Common Stock issuable in consideration for equity interest acquisition																		99.00%
Common stock shares issued in exchange of equity securities in percentage																		Approximately 99% of the issued and outstanding common stock immediately after the closing of the Share Exchange, par value $0.01 per share, of the Company. The Share Exchange was closed on December 28, 2012.
Common stock, par value per share		$ 0.01	$ 0.01	$ 0.01														$ 0.01
Estimated useful lives														Five years	Five years	Seven years	Seven years
Shares received by each API shareholder of Actinium common stock for each API share exchanged	0.333
Potentially issuable shares						2,330,134	273,859	9,535,694	815,275	12,770,596	3,448,276	2,280,184	6,842,528
Percentage Of Shares Exchanged In Share Exchange Programme					38.00%